TOTAL OPERATING COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
TOTAL OPERATING COSTS
TOTAL OPERATING COSTS
The following table outlines the significant cost items by nature within operating costs for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Cost of inventory recognised as an expense	4,901	5,021	4,194
Write-down of inventories (Note 6)	23	25	28
Employee costs(A)	1,768	1,719	1,411
Distribution costs	637	595	514
Depreciation of property, plant and equipment, excluding restructuring	446	426	321
Amortisation of intangible assets (Note 4)	51	47	39
Out of period mark-to-market effects on undesignated derivatives	8	(6)	(35)
Merger related costs	—	4	126
Restructuring charges, including accelerated depreciation(B)	274	235	286

	31 December 2018	31 December 2017	31 December 2016
(A) Employee Costs	€ million	€ million	€ million
Wages and salaries	1,360	1,317	1,059
Social security costs	290	290	234
Pension and other employee benefits	118	112	118
Total staff costs	1,768	1,719	1,411
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2018	2017	2016
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.7	7.7	6.1
Supply chain	13.1	13.5	10.8
Support functions	2.7	2.3	2.2
Total average staff employed	23.5	23.5	19.1

The average number of persons employed by the Group reflects only CCE employees from 1 January to 27 May 2016. From 28 May through to 31 December 2016, and for the full years 2017 and 2018, the average number reflects CCEP employees.

	31 December 2018	31 December 2017	31 December 2016
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 20)	236	186	260
Amount of provision reversed unused (Note 20)	(23)	(22)	(6)
Accelerated depreciation and non-cash costs	22	33	24
Other cash costs(A)	39	38	8
Total	274	235	286

(A)	Other cash costs primarily relate to professional fees, which includes consultancy costs, legal fees, and other costs associated with restructuring.

Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under the following programmes and initiatives:
Supply chain site closure in Iberia
In 2016, as required by a Supreme Court ruling, CCIP created a new logistics centre (COIL) in Fuenlabrada, Spain and re-employed many of the workers who had been subject to a 2014 collective dismissal process at the same location. Following subsequent discussions with employee representatives, in November 2018 a COIL shutdown agreement was signed which effected the closure of the facility.  For the year ended 31 December 2018, the Group recorded a related restructuring expense of €112 million, primarily related to severance costs. No further expenses are expected to be recognised.
Supply chain site closure in GB
In January 2018, as part of productivity initiatives in Great Britain, the Group announced proposals to close its manufacturing site in Milton Keynes and distribution centre in Northampton during the course of 2019. Through the year ended 31 December 2018, the Group recorded expense of €31 million, primarily related to severance costs and accelerated depreciation. Total costs of this programme are expected to be €40 million, and this programme will be substantially completed by 31 December 2019.
Commercial restructuring initiatives
In 2018, commercial restructuring initiatives were announced in Iberia relating to the route to market and in Germany relating to the full service vending business. Through the year ended 31 December 2018, the Group recorded expense of €15 million and €11 million in Iberia and Germany respectively, primarily related to severance costs. Total costs of these programmes are expected to be €38 million and €30 million and these programmes will be substantially completed by 31 December 2019 and 31 December 2020, respectively.
CCEP integration and synergy programme
In 2016, the Group announced several restructuring proposals to facilitate and enable the integration of CCE, CCIP and CCEG following the Merger. Restructuring activities include those related to supply chain improvements such as network optimisation, productivity initiatives, continued facility rationalisation in Germany and end to end supply chain organisational design. Restructuring plans also include transferring Germany transactional related activities to the Company’s shared service centre in Bulgaria and other central function initiatives. The Group also initiated the relocation of Atlanta based headquarters roles to Europe. In 2017, the Group announced additional restructuring proposals, including the optimisation of manufacturing, warehouse and labour productivity, cold drink operational practices and facilities, further facility rationalisation in Germany and supply chain organisational design improvements such as route to market. These proposals also include the transfer of additional activities to the Group’s shared service centre in Bulgaria and other central function initiatives. During the years ended 31 December 2018 and 31 December 2017, the Group recorded total expenses related to this programme of €50 million and €215 million, respectively. The programme was substantially completed during 2018 and total expenditure over the life of the programme was approximately €450 million.
Germany restructuring programme and Iberia inflight initiatives
At the time of the Merger, the Group assumed ongoing restructuring initiatives in both Germany and Iberia. In Germany, these initiatives principally related to improving the efficiency and effectiveness of the supply chain organisation. On 1 March 2016, CCEG announced its intent to close two production sites, six distribution sites and to phase out a refillable PET production line. In addition, CCEG announced its intent to restructure parts of its finance, human resources, marketing and sales departments. At the Merger date, there was approximately €228 million of restructuring provisions recorded in the opening balance sheet of Germany related to this and other programmes. Subsequent to the Merger, and through the years ended 31 December 2018 and 31 December 2017, the Group recorded additional expense of €3 million and €23 million primarily related to severance costs. This programme was substantially completed by 31 December 2017.
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2018	31 December 2017	31 December 2016
	€ thousand	€ thousand	€ thousand
Audit of parent company and consolidated financial statements(A)	2,401	2,383	4,932
Audit of the company’s subsidiaries	3,719	4,167	3,800
Total audit	6,120	6,550	8,732
Audit related assurance services(B)	976	1,187	1,512
Other assurance services	101	115	138
Total audit and audit-related assurance services	7,197	7,852	10,382
Taxation advisory services(C)	—	—	508
All other services(D)	1,180	90	3
Total non-audit or non-audit-related assurance services	1,180	90	511
Total audit and all other fees	8,377	7,942	10,893

(A)	Fees in respect of the audit of the accounts of CCEP plc (and its predecessor CCE, Inc.), including the Group's consolidated financial statements.

(B)
Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, IFRS advisory services, issuance of comfort letters for debt issuances, certain accounting consultations and other attest engagements.

(C)
Includes fees for tax advisory services related to tax advice provided in conjunction with the Merger transaction and its related US tax implications and tax advisory services, including transfer pricing and VAT advisory work, in the Company’s subsidiaries.

(D)	Represents fees for all other allowable services.